Segmented information (Tables)	6 Months Ended
Feb. 28, 2026
Segmented Information
Schedule of revenue

	Three months ended February 28,		Six months ended February 28,
Revenue	2026	2025	2026	2025
Tanzania	$34,072	$9,107	$59,189	$21,635
Total revenue	$34,072	$9,107	$59,189	$21,635

Schedule of non current assets

Non-current assets	February 28, 2026	August 31, 2025
Canada	$109	$12
Tanzania	102,710	91,397
Total non-current assets	$102,819	$91,409